PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment Net) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 214.0	$ 195.5
Accumulated depreciation	133.6	112.7
Property and equipment, net	80.4	82.8
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	91.0	78.1
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12.2	7.8
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	78.7	78.7
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 32.1	$ 30.9